Derivative Instruments and Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivative Instruments
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
(Dollars in thousands)		December 31, 2016	December 31, 2015		December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$—	$58	Other liabilities	$525	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$—	$58		$525	$—
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$20,719	$18,077	Other liabilities	$20,719	$18,077
Foreign exchange contracts	Other assets	27	156	Other liabilities	26	134
Forward sales contracts	Other assets	6,014	1,588	Other liabilities	794	474
Written and purchased options	Other assets	12,125	10,607	Other liabilities	8,098	6,254
Other contracts	Other assets	1	—	Other liabilities	47	63
Total derivatives not designated as hedging instruments under ASC Topic 815		38,886	30,428		29,684	25,002
Total		$38,886	$30,486		$30,209	$25,002

	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
(Dollars in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$—	$108,500	$108,500	$—
Total derivatives designated as hedging instruments under ASC Topic 815	$—	$108,500	$108,500	$—

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$1,033,955	$590,334	$1,033,955	$590,334
Foreign exchange contracts	4,474	4,392	4,474	4,392
Forward sales contracts	229,181	223,841	120,567	173,430
Written and purchased options	289,115	328,210	154,170	181,949
Other contracts	8,784	—	106,518	43,169
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,565,509	$1,146,777	$1,419,684	$993,274
Total	$1,565,509	$1,255,277	$1,528,184	$993,274

Offsetting Assets
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2015
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$100	$(43)	$—	$57
Interest rate contracts not designated as hedging instruments	18,241	(119)	—	18,122
Written and purchased options	6,255	—	—	6,255
Total derivative assets subject to master netting arrangements	$24,596	$(162)	$—	$24,434

Derivative liabilities
Interest rate contracts designated as hedging instruments	$43	$(43)	$—	$—
Interest rate contracts not designated as hedging instruments	18,241	(119)	(10,877)	7,245
Total derivative liabilities subject to master netting arrangements	$18,284	$(162)	$(10,877)	$7,245

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Offsetting Liabilities
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2015
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$100	$(43)	$—	$57
Interest rate contracts not designated as hedging instruments	18,241	(119)	—	18,122
Written and purchased options	6,255	—	—	6,255
Total derivative assets subject to master netting arrangements	$24,596	$(162)	$—	$24,434

Derivative liabilities
Interest rate contracts designated as hedging instruments	$43	$(43)	$—	$—
Interest rate contracts not designated as hedging instruments	18,241	(119)	(10,877)	7,245
Total derivative liabilities subject to master netting arrangements	$18,284	$(162)	$(10,877)	$7,245

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Effect of Derivatives on the Consolidated Financial Statements
At December 31, 2016, 2015, and 2014, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

								Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)

(Dollars in thousands)
	For the Years Ended December 31
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2016	2015	2014		2016	2015	2014		2016	2015	2014
Interest rate contracts	$(428)	$38	$—	Interest expense	$50	$—	$—	Interest expense	$—	$—	$(1)
Total	$(428)	$38	$—		$50	$—	$—		$—	$—	$(1)

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2016	2015	2014
Interest rate contracts (1)	Other income	$8,830	$4,143	$2,513
Foreign exchange contracts	Other income	15	22	—
Forward sales contracts	Mortgage income	(1,731)	(2,947)	(3,225)
Written and purchased options	Mortgage income	(327)	274	(5,739)
Other contracts	Other income	17	—	—
Total		$6,804	$1,492	$(6,451)

Schedule of Derivative Instruments
At December 31, additional information pertaining to outstanding interest rate swap agreements not designated as hedging instruments is as follows:

(Dollars in thousands)	2016	2015	2014
Weighted average pay rate	4.1%	3.2%	2.9%
Weighted average receive rate	2.5%	0.9%	0.4%
Weighted average maturity in years	7.4 years	7.5 years	7.7 years
Unrealized gain (loss) relating to interest rate swaps	$—	$—	$—